APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
98.94%	COMMON STOCKS

5.45%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	6,759	$558,496
	Charter Communications, Inc. - Class A*	854	495,320
	Facebook, Inc. - Class A*	2,197	557,313
	Sirius XM Holdings Inc.	88,166	518,416

			2,129,545

13.36% CONSUMER DISCRETIONARY
AMC Networks Inc. - Class A*	14,490	334,719
AutoZone, Inc.*	413	498,664
Booking Holdings Inc.*	313	520,247
BorgWarner Inc.	15,933	583,148
Hanesbrands Inc.	42,843	605,372
Marriott International, Inc. - Class A	4,678	392,133
Omnicom Group Inc.	7,439	399,697
O'Reilly Automotive, Inc.*	1,343	641,121
PulteGroup, Inc.	15,141	660,148
Toll Brothers, Inc.	15,276	583,543

		5,218,792
7.86% CONSUMER STAPLES
Church & Dwight Co., Inc.	6,606	636,356
The J.M. Smucker Co.	4,755	519,959
Monster Beverage Corp.*	7,906	620,463
Tyson Foods, Inc. - Class A	6,890	423,390
Walgreens Boots Alliance, Inc.	9,499	386,704
Walmart Inc.	3,748	484,991

		3,071,863

2.07% ENERGY
Kinder Morgan, Inc.	26,774	377,513
Valero Energy Corp.	7,642	429,710

		807,223

11.61% FINANCIALS
Ally Financial Inc.	18,788	377,639
American Express Co.	4,786	446,630
Ameriprise Financial, Inc.	3,915	601,461
Capital One Financial Corp.	7,020	447,876
Credit Acceptance Corp.*	1,194	558,720
Discover Financial Services	7,970	393,957
Lincoln National Corp.	9,723	362,376
Morgan Stanley	9,602	469,346
Prudential Financial, Inc.	6,709	425,149
S&P Global Inc.	1,296	453,924

		4,537,078

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

	Shares	Fair Value
13.75% HEALTH CARE

AbbVie Inc.	6,390	606,475
Amgen Inc.	2,512	614,611
Anthem, Inc.	1,984	543,219
Centene Corp.*	5,935	387,259
Cerner Corp.	7,372	511,985
HCA Healthcare, Inc.	4,350	550,884
Johnson & Johnson	3,366	490,628
Merck & Co., Inc.	6,173	495,322
Molina Healthcare, Inc.*	3,376	623,547
Stryker Corp.	2,822	545,493
		5,369,423

8.76% INDUSTRIAL
Allison Transmission Holdings, Inc.	12,204	455,941
HD Supply Holdings, Inc.*	15,792	554,299
Sensata Technologies Holding PLC*	12,693	482,080
TransDigm Group Inc.	928	400,506
Union Pacific Corp.	2,751	476,886
United Rentals, Inc.*	3,819	593,358
Verisk Analytics, Inc.	2,431	458,754
		3,421,824

25.35% INFORMATION TECHNOLOGY
Alphabet Inc. - Class A*	369	549,054
Arrow Electronics, Inc.*	7,373	528,054
Broadcom Inc.	2,012	637,301
CDW Corp.	4,376	508,710
Fidelity National Information Services, Inc.	3,902	570,902
Fiserv, Inc.*	5,293	528,188
FleetCor Technologies, Inc.*	2,069	534,981
Hewlett Packard Enterprise Co.	40,456	399,301
Intel Corp.	8,446	403,128
Jabil Inc.	17,774	619,602
KLA Corp.	3,437	686,816
Leidos Holdings, Inc.	5,161	491,121
Mastercard Inc. - Class A	1,820	561,525
ON Semiconductor Corp.*	29,636	610,502
Qorvo, Inc.*	4,904	628,448
Visa Inc. - Class A	2,818	536,547
The Western Union Co.	20,194	490,310
Zebra Technologies Corp.*	2,206	619,335

		9,903,825

3.16% MATERIALS
Celanese Corp. - Class A	6,180	600,696
The Sherwin-Williams Co.	980	634,962

		1,235,658

3.32% REAL ESTATE
CBRE Group, Inc. - Class A*	10,031	439,458
Medical Properties Trust, Inc.	24,004	483,201
VEREIT, Inc.	57,341	373,290

		1,295,949

APPLIED FINANCE CORE FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

		Shares	Fair Value
1.02%	TELECOMMUNICATIONS

	Verizon Communications Inc.	6,941	398,969
3.23%	UTILITIES

	The AES Corp.	29,071	442,751
	Exelon Corp.	11,571	446,756
	Vistra Energy Corp.	19,988	372,976

			1,262,483

98.94%	TOTAL COMMON STOCKS		38,652,632

98.94%	TOTAL INVESTMENTS		38,652,632
1.06%	Other assets, net of liabilities		413,373

100.00%	NET ASSETS		$39,066,005

* Non-income producing

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2	Level 3

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$38,652,632	$-	$-	$38,652,632
Total Investments	$38,652,632	$-	$-	$38,652,632

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $33,414,002 and the related tax-based net unrealized appreciation (depreciation) consists of:
	Gross unrealized appreciation			$8,717,963
	Gross unrealized depreciation			(3,479,333)
	Net unrealized appreciation			$5,238,630